List of shareholdings	12 Months Ended
Dec. 31, 2017
Interest In Other Entities [Abstract]
List of shareholdings
List of shareholdings
The following entities are included in the Group consolidated financial statements as subsidiaries or joint ventures at December 31, 2017.

As at December 31, 2017
Shareholding
Orion Engineered Carbons S.A., Luxembourg
Controlled entities
Orion Engineered Carbons Holdings GmbH, Frankfurt am Main, Germany	100%
Orion Engineered Carbons Bondco GmbH, Frankfurt am Main, Germany	100%
Orion Engineered Carbons International GmbH, Frankfurt am Main, Germany	100%
Kinove Italian Bidco S.r. l., Ravenna, Italy	100%
Orion Engineered Carbons France Holdco SAS, Paris, France	100%
Blackstar Engineered Carbons Portugal Holdco, Unipessoal, Lda., Sines, Portugal*	100%
Orion Engineered Carbons USA Holdco, LLC, Kingwood, USA	100%
Orion Engineered Carbons Korea Co. Ltd., Bupyeong-gu, South Korea	100%
Norcarb Engineered Carbons Sweden HoldCo AB, Malmö, Sweden	100%
Orion Engineered Carbons S.r.l. Italy, Ravenna, Italy	100%
Orion Engineered Carbons S.A.S. France, Ambès, France	100%
Carbogal Engineered Carbons S.A. Portugal, Sines, Portugal*	100%
Orion Engineered Carbons LLC USA, Kingwood, USA	100%
Orion Engineered Carbons Co. Ltd., Bupyeong-gu, South Korea	100%
Orion Engineered Carbons sp. z o.o. Poland, Jaslo, Poland	100%
Norcarb Engineered Carbons AB Sweden, Malmö, Sweden	100%
Orion Engineered Carbons Ltda. Brazil, São Paulo, Brazil	100%
Orion Engineered Carbons Proprietary Limited South Africa, Port Elizabeth, South Africa	100%
Orion Engineered Carbons GmbH, Frankfurt am Main, Germany	100%
Orion Engineered Carbons KK Japan, Tokyo, Japan	100%
Orion Engineered Carbons Pte. Ltd., Singapore, Singapore	100%
Orion Engineered Carbons Trading Co. Ltd., Shanghai, China	100%
Orion Engineered Carbons Material Technology (Shanghai) Co., Ltd., Shanghai, China	100%
Orion Engineered Carbons Qingdao Co., Ltd., China	100%
CB International Services Company GmbH, Frankfurt am Main, Germany	100%
Carbon Black OpCo GmbH, Frankfurt am Main, Germany*	100%

Joint ventures
Kommanditgesellschaft Deutsche Gasrusswerke GmbH & Co., Dortmund, Germany	54%
Deutsche Gasrusswerke Gesellschaft mit beschränkter Haftung, Dortmund, Germany	50%

* in liquidation
Although Orion holds 54% of shares as at December 31, 2017 and 2016 in Kommanditgesellschaft Deutsche Gasrusswerke GmbH & Co., Dortmund, Germany (“DGW KG”), the terms and conditions of DGW KG’s articles of association and other bylaws impede Orion from controlling DGW KG. Therefore DGW KG is recognized as a joint venture applying the equity method.